LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.85%
INVESTMENT COMPANIES–95.85%
Equity Funds–49.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	62,605	$ 1,831,957
LVIP SSGA Large Cap 100 Fund	729,776	8,142,106
LVIP SSGA Mid-Cap Index Fund	653,048	6,934,719
LVIP SSGA S&P 500 Index Fund	1,799,048	39,512,483
LVIP SSGA Small-Cap Index Fund	239,156	6,671,259
LVIP T. Rowe Price Growth Stock Fund	124,973	7,337,804
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	61,767	1,913,962
		72,344,290
Fixed Income Funds–16.57%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	357,816	3,726,292
LVIP Delaware Bond Fund	470,578	6,971,140
LVIP SSGA Bond Index Fund	529,130	6,472,846
LVIP Western Asset Core Bond Fund	642,179	6,932,965
		24,103,243
Global Equity Fund–1.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	268,894	2,121,307
		2,121,307
Global Fixed Income Fund–0.38%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	45,974	552,102
		552,102
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	205,233	$ 2,978,340
LVIP MFS International Growth Fund	367,052	7,263,232
LVIP Mondrian International Value Fund	393,853	5,252,812
LVIP SSGA Developed International 150 Fund	427,525	2,785,752
LVIP SSGA Emerging Markets 100 Fund	145,445	1,029,605
LVIP SSGA Emerging Markets Equity Index Fund	554,470	6,268,837
LVIP SSGA International Index Fund	1,615,729	14,754,836
		40,333,414
Total Affiliated Investments (Cost $130,945,902)		139,454,356
UNAFFILIATED INVESTMENT–2.65%
INVESTMENT COMPANY–2.65%
Money Market Fund–2.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	3,860,544	3,860,544
Total Unaffiliated Investment (Cost $3,860,544)		3,860,544

TOTAL INVESTMENTS–98.50% (Cost $134,806,446)	143,314,900
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.50%	2,184,218
NET ASSETS APPLICABLE TO 14,067,814 SHARES OUTSTANDING–100.00%	$145,499,118

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(8)	Australian Dollar	$(573,040)	$(576,784)	12/14/20	$3,744	$—
(15)	British Pound	(1,209,750)	(1,202,357)	12/14/20	—	(7,393)
(13)	Euro	(1,907,019)	(1,916,471)	12/14/20	9,452	—
(13)	Japanese Yen	(1,541,719)	(1,542,545)	12/14/20	826	—
(2)	Swedish Krona	(446,800)	(458,798)	12/14/20	11,998	—
					26,020	(7,393)
Interest Rate Contract:
267	U.S. Treasury 5 yr Notes	33,650,344	33,650,475	12/31/20	—	(131)
Equity Contracts:
(36)	E-mini MSCI Emerging Markets Index	(1,959,300)	(1,939,473)	12/18/20	—	(19,827)
(21)	E-mini Russell 2000 Index	(1,579,620)	(1,541,867)	12/18/20	—	(37,753)
(68)	E-mini S&P 500 Index	(11,396,800)	(11,092,422)	12/18/20	—	(304,378)
(17)	E-mini S&P MidCap 400 Index	(3,155,030)	(3,084,487)	12/18/20	—	(70,543)
(49)	Euro STOXX 50 Index	(1,834,954)	(1,836,491)	12/18/20	1,537	—
(15)	FTSE 100 Index	(1,130,636)	(1,139,710)	12/18/20	9,074	—
(19)	OMXS 30 Index	(388,503)	(379,662)	10/16/20	—	(8,841)
(6)	SPI 200 Index	(623,352)	(631,549)	12/17/20	8,197	—
(10)	Topix Index	(1,541,270)	(1,532,865)	12/10/20	—	(8,405)
					18,808	(449,747)
Total Futures Contracts					$44,828	$(457,271)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$139,454,356	$—	$—	$139,454,356
Unaffiliated Investment Company	3,860,544	—	—	3,860,544
Total Investments	$143,314,900	$—	$—	$143,314,900
Derivatives:
Assets:
Futures Contracts	$44,828	$—	$—	$44,828
Liabilities:
Futures Contracts	$(457,271)	$—	$—	$(457,271)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.85%@
Equity Funds-49.72%@
✧✧LVIP Delaware Mid Cap Value Fund	$1,047,401	$1,088,742	$179,138	$(58,140)	$(66,908)	$1,831,957	62,605	$21,435	$—
✧✧LVIP SSGA Large Cap 100 Fund	5,055,342	4,450,878	798,684	(212,975)	(352,455)	8,142,106	729,776	166,647	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,272,321	3,371,543	1,403,061	(308,627)	2,543	6,934,719	653,048	193,678	—
✧✧LVIP SSGA S&P 500 Index Fund	27,545,886	15,019,821	5,829,362	(484,345)	3,260,483	39,512,483	1,799,048	242,260	—
✧✧LVIP SSGA Small-Cap Index Fund	6,342,179	3,888,243	3,109,731	(522,841)	73,409	6,671,259	239,156	203,021	—
✧✧LVIP T. Rowe Price Growth Stock Fund	4,166,735	3,369,411	1,224,091	(43,000)	1,068,749	7,337,804	124,973	152,123	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,046,954	960,682	210,146	(22,727)	139,199	1,913,962	61,767	93,634	—
Fixed Income Funds-16.57%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,596,887	1,827,883	803,058	(20,489)	125,069	3,726,292	357,816	5,977	—
✧✧LVIP Delaware Bond Fund	4,733,036	3,305,581	1,468,217	(50,435)	451,175	6,971,140	470,578	—	—
✧✧LVIP SSGA Bond Index Fund	4,512,359	3,068,640	1,433,234	(10,805)	335,886	6,472,846	529,130	1,861	—
✧✧LVIP Western Asset Core Bond Fund	4,746,274	3,050,020	1,210,046	(31,671)	378,388	6,932,965	642,179	—	—
Global Equity Fund-1.46%@
✧✧LVIP BlackRock Global Real Estate Fund	2,063,469	1,361,098	930,122	(203,261)	(169,877)	2,121,307	268,894	137,781	—
Global Fixed Income Fund-0.38%@
✧✧LVIP Global Income Fund	650,391	320,716	448,452	(294)	29,741	552,102	45,974	3,600	—
International Equity Funds-27.72%@
✧✧LVIP Loomis Sayles Global Growth Fund	2,109,232	937,729	554,766	(19,921)	506,066	2,978,340	205,233	6,125	—
✧✧LVIP MFS International Growth Fund	5,501,115	2,575,136	1,089,586	(119,723)	396,290	7,263,232	367,052	31,689	—
✧✧LVIP Mondrian International Value Fund	4,270,936	2,615,600	637,199	(172,374)	(824,151)	5,252,812	393,853	145,749	—
✧✧LVIP SSGA Developed International 150 Fund	2,088,003	1,442,346	333,484	(106,426)	(304,687)	2,785,752	427,525	2,431	—
✧✧LVIP SSGA Emerging Markets 100 Fund	805,402	490,567	121,562	(33,373)	(111,429)	1,029,605	145,445	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	4,745,123	2,370,347	925,364	(113,963)	192,694	6,268,837	554,470	35,208	—
✧✧LVIP SSGA International Index Fund	12,644,503	6,576,805	3,786,694	(489,250)	(190,528)	14,754,836	1,615,729	53,565	—
Total	$101,943,548	$62,091,788	$26,495,997	$(3,024,640)	$4,939,657	$139,454,356		$1,496,784	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–5